Income Taxes - Schedule of Applicable Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax expense	$ 25,089	$ 28,214	$ 17,476
Tax at statutory federal income tax rate	5,269	5,925	3,670
Tax-exempt income, net	(821)	(733)	(487)
State income tax, net of federal tax benefit	(106)	498	0
Other, net	(4)	7	0
Total income tax expense	$ 4,338	$ 5,697	$ 3,183
Effective Income Tax Rate Reconciliation, Percent
Tax at statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%
Tax-exempt income, net (in percent)	(3.27%)	(2.60%)	(2.79%)
State income tax, net of federal tax benefit (in percent)	(0.42%)	1.76%	0.00%
Other, net (in percent)	(0.02%)	0.03%	0.00%
Provision for income tax expense (in percent)	17.29%	20.19%	18.21%